Share Capital - Summary of Share Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Issued and fully paid ordinary shares
Beginning balance, shares	28,556,422	27,291,543	2,500,000
Shares issued and sold, shares	5,250,000	1,264,879	2,291,543
Ending balance, shares	33,806,422	28,556,422	27,291,543
Beginning balance	$ 64	$ 61	$ 57
Shares issued and sold		3	4
Transfer to capital reserve upon change of par value	$ (64)
Ending balance		$ 64	$ 61